Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property and Equipment, Net (Textual)
Depreciation expense	$ 239,349	$ 152,342	$ 109,356